Cash Overdrafts And Cash Equivalents (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Cash Overdrafts And Cash Equivalents [Abstract]
Cash overdrafts included in accounts payable	$ 15,300,000	$ 8,600,000
Amount invested	$ 100,000	$ 100,000